Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments [Abstract]
Summary of Short-term Derivative Contracts

During the year-ended December 31, 2023 and 2022, dLocal entered into short-term derivative contracts (delivery and non-delivery forwards) with different counterparties in different countries in which the Group operates, according to the following detail:

Transaction	Type of Forward Transaction	Local currency	Notional amount in USD as of December 31, 2023	Outstanding balance as of December 31, 2023 - Derivative financial liabilities	Notional amount in USD as of December 31, 2022	Outstanding balance as of December 31, 2022 - Derivative financial liabilities
Non-delivery forwards	Buy USD	Brazilian Reais	3,715,176	(30)	22,436,774	122
Non-delivery forwards	Sell USD (1)	Brazilian Reais	—	—	(959,141)	(15)
Non-delivery forwards	Buy USD	Argentine Peso	3,400,000	7	6,600,000	(6)
Delivery forwards	Buy USD	Chilean Peso	19,873,706	(174)	18,750,385	(250)
Delivery forwards	Buy USD	Uruguayan Peso	2,552,177	(48)	2,240,602	48
Non-delivery forwards	Buy USD	Egyptian Pound	20,865,500	1,479	12,979,395	1,002
Non-delivery forwards	Buy EUR	Moroccan Dirham	1,490,406	(51)	6,834,496	31
Non-delivery forwards	Sell EUR	Moroccan Dirham	—	—	—	—
Non-delivery forwards	Buy EUR	US Dollar	29,113,656	480	—	—
Non-delivery forwards	Sell EUR	US Dollar	(6,323,275)	(40)	—	—
Non-delivery forwards	Buy USD	Nigerian naira	—	—	8,863,831	(15)
Non-delivery forwards	Buy USD	Indian Rupee	2,397,451	(7)	5,920,282	2
Non-delivery forwards	Sell USD (1)	Indian Rupee	(950,435)	(1)	(566,948)	1
Non-delivery forwards	Buy USD	Southafrican Rand	8,127,767	(230)	5,176,642	(235)
Non-delivery forwards	Sell USD	Southafrican Rand	(2,344,571)	12	(2,626,458)	(11)
Non-delivery forwards	Buy USD	Peruvian Sol	1,200,000	(67)	—	—
Non-delivery forwards	Sell USD	Peruvian Sol	(1,251,563)	62	—	—
Non-delivery forwards	Buy USD	Vietnamese Dong	4,054,096	(32)	—	—
Non-delivery forwards	Buy USD	Moroccan Dirham	6,263,269	(240)	159,000	(12)
Non-delivery forwards	Sell USD	Moroccan Dirham	(3,274,071)	(28)	—	—
Total				1,092		662

(1) The contracts to sell USD are entered into with the purpose of rebalancing and maintaining a hedge ratio that complies with the hedge effectiveness requirements.